S000000562 [Member] Expense Example - Nuveen North Carolina Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen North Carolina Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 499
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,379
Nuveen North Carolina Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,911